Retirement plans - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 15,600,000	$ 31,852,000
Weighted average duration of defined benefit obligation	8 years
Unfunded | Chile
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 19,500,000	35,300,000
Estimate of contributions expected to be paid to plan for next annual reporting period	7,600,000
Funded
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	(5,000,000)	(4,800,000)
Estimate of contributions expected to be paid to plan for next annual reporting period	0
Funded | Europe
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	1,100,000	$ 1,400,000
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 400,000